Summary of Stock Option Activity (Detail) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 20, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding		779,200	252,150	200,900
Granted	25,000	45,000	528,750	57,250
Exercised		0	0	0
Forfeited		(35,000)	(1,700)	(6,000)
Outstanding		789,200	779,200	252,150
Exercisable		365,327	318,573
Weighted Average Exercise Price
Outstanding		$ 12.18	$ 20.70	$ 22.40
Granted	$ 6.40	8.82	8.17	13.60
Exercised		0	0	0
Forfeited		6.34	26.18	10.00
Outstanding		12.25	12.18	$ 20.70
Exercisable		$ 17.49	$ 18.29
Weighted Average Remaining Life In Years
Outstanding		8 years	8 years 6 months
Exercisable		7 years 2 months 12 days	7 years 7 months 6 days
Intrinsic Value
Outstanding		$ 317,000	$ 979,600
Exercisable		$ 28,500	$ 45,600